ACCOUNTS RECEIVABLE AND OTHER - Narrative (Details) m³ in Millions, a in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) a m³	Dec. 31, 2016 USD ($) a m³
Disclosure of acquired receivables [line items]
Accounts receivable and other	$ 3,852	$ 1,004
Completed contracts and work-in-progress contract sales included in accounts receivable	$ 433	$ 663
Area of consumable freehold timberlands (in acres) | a	1.7	1.7
Volume of mature timber available for harvest (in cubic meters) | m³	40.6	40.8
Area of licensed timberlands (in acres) | a	1.3	1.3
Residential
Disclosure of acquired receivables [line items]
Adjustments for decrease (increase) in trade and other receivables	$ (240)
Private Equity
Disclosure of acquired receivables [line items]
Accounts receivable and other	$ 2,393
Discount rate	9.70%	12.00%
Derivatives
Disclosure of acquired receivables [line items]
Unrealized gain on financial instruments	$ 209	$ 302
Sustainable Resources | At fair value
Disclosure of acquired receivables [line items]
Terminal capitalization rate	5.70%	5.90%
Termination valuation date	30 years	30 years